Events After the Reporting Period - Additional Information (Details) $ / shares in Units, $ in Millions	Jan. 16, 2020 EUR (€) shares	Jan. 15, 2020 $ / shares	Mar. 16, 2020 EUR (€) shares	Mar. 16, 2020 USD ($) shares	Dec. 31, 2019 EUR (€)	Jan. 31, 2019 shares
Disclosure Of Events After Reporting Period [Line Items]
Number of shares issued | shares						5,088,204
Major Business Combination | Neon Therapeutics, Inc.
Disclosure Of Events After Reporting Period [Line Items]
ADS received upon conversion | shares	0.063
Stock transaction valued amount	€ 67,000,000
ADS closing price | $ / shares		$ 34.55
R & D Effort | Fosun Pharma
Disclosure Of Events After Reporting Period [Line Items]
Equity investment			€ 44,000,000	$ 50
R & D Effort | Fosun Pharma | Ordinary Shares
Disclosure Of Events After Reporting Period [Line Items]
Number of shares issued | shares			1,580,777	1,580,777
R & D Effort | Fosun Pharma | Maximum
Disclosure Of Events After Reporting Period [Line Items]
Upfront potential future investment and milestone payments			€ 120,000,000	$ 135
BioNTech Delivery Technologies | Lipocalyx
Disclosure Of Events After Reporting Period [Line Items]
Total consideration					€ 6,516,000
Additional contingent consideration					572,000
Current assets recognised as of acquisition date					139,000
Non-current assets recognised as of acquisition date					77,000
Liabilities recognised as of acquisition date					€ 0